Item 1. Report to Shareholders

T. Rowe Price Virginia Tax-Free Bond Fund
--------------------------------------------------------------------------------

Certified
Semiannual
Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Virginia Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Financial Highlights             For a share outstanding throughout each period

              6 Months       Year
                 Ended      Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99

NET ASSET VALUE

Beginning of
period         $  11.80   $  11.43   $  11.26   $  10.55   $  11.45   $  11.45

Investment activities
  Net investment
  income (loss)    0.25       0.52       0.53       0.56       0.54       0.55

  Net realized and
  unrealized gain
  (loss)          (0.26)      0.37       0.17       0.71      (0.90)      0.12

  Total from
  investment
  activities      (0.01)      0.89       0.70       1.27      (0.36)      0.67

Distributions
  Net
  investment
  income          (0.25)     (0.52)     (0.53)     (0.56)     (0.54)     (0.55)

  Net realized
  gain            (0.02)      --         --         --         --        (0.12)

  Total
  distributions   (0.27)     (0.52)     (0.53)     (0.56)     (0.54)     (0.67)


NET ASSET VALUE
End of period  $  11.52   $  11.80   $  11.43   $  11.26   $  10.55   $  11.45
               ---------------------------------------------------------------

Ratios/Supplemental Data

Total return^     (0.15)%     7.94%      6.40%     12.30%     (3.16)%     6.02%

Ratio of total
expenses to
average net
assets             0.52%!     0.52%      0.53%      0.54%      0.55%      0.57%

Ratio of net
investment
income (loss)
to average
net assets         4.16%!     4.49%      4.73%      5.10%      4.96%      4.83%

Portfolio
turnover rate      28.0%!     33.5%      47.1%      38.1%      48.1%      47.3%

Net assets,
end of period
(in thousands)  $391,789  $406,811    $361,819   $318,387   $261,992   $278,812


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Virginia Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                        August 31, 2003

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                            In thousands

VIRGINIA  91.9%

Abingdon IDA, Johnston Memorial Hosp.,
5.25%, 7/1/16                              $         1,500      $         1,527

Albemarle County IDA
  Martha Jefferson Hosp.
    5.25%, 10/1/17                                   2,430                2,478
    5.25%, 10/1/35                                   2,000                1,939

Alexandria, GO
  Consolidated Public Improvement
    5.50%, 6/15/19                                   2,230                2,414
    5.75%, 6/15/20                                   2,980                3,291

Alexandria IDA
  Episcopal High School
    5.00%, 1/1/33                                    5,000                4,872
    5.875%, 1/1/23                                   1,250                1,325
    6.00%, 1/1/17                                    1,060                1,142

Amelia County IDA
  Waste Management, 4.90%, 4/1/05 (misc. symbol1)    2,000                2,052

Arlington County, GO
    5.00%, 2/1/17                                    2,000                2,086
  Public Improvement, 5.00%, 2/1/21                  1,415                1,443

Arlington County IDA
    5.40%, 7/1/17 (Prerefunded 7/1/07!)              1,815                2,053
    5.45%, 7/1/27 (Prerefunded 7/1/07!)              2,610                2,957

  Arlington Health Systems
    5.50%, 7/1/15                                    1,000                1,057
    5.50%, 7/1/16                                    4,555                4,783
    5.50%, 7/1/17                                      820                  855
    5.50%, 7/1/18                                    1,000                1,026

  Waste Management
    5.25%, 1/1/10
    (FSA Insured) (misc. symbol1)                    1,625                1,729

Bedford County IDA, PCR
    Georgia-Pacific,
    5.60%, 12/1/25 (misc. symbol1)                   1,715                1,365

Bristol Utility Systems
    5.25%, 7/15/26 (MBIA Insured)                    3,750                3,828
    5.75%, 7/15/13 (Escrowed to Maturity)
    (FSA Insured)                                    1,045                1,197

Charles County IDA, IDRB
  Waste Management
    4.875%, 2/1/09 (misc. symbol1)         $         3,250      $         3,302
    6.25%, 4/1/12 (misc. symbol1)                      750                  791

Chesapeake Bay Bridge & Tunnel Dist.
    5.50%, 7/1/25 (MBIA Insured)                     2,300                2,471

Chesapeake Toll Road
    5.625%, 7/15/19                                  1,250                1,282
    5.625%, 7/15/32                                  1,500                1,504

Chesterfield County IDA
  Bon Secours Health System
    5.70%, 11/15/03 **                               4,000                4,037

Danville IDA, Danville Medical Center
    6.50%, 10/1/24 (Prerefunded 10/1/04!)
    (FGIC Insured)                                   3,000                3,206

Fairfax County, GO, 5.00%, 6/1/20                    2,000                2,053

Fairfax County Economic Dev. Auth.
  Laurel Hill Public Fac., 5.00%, 6/1/22             2,165                2,184

  National Wildlife Federation
    5.25%, 9/1/17 (MBIA Insured)                     2,000                2,116

  Vienna II Metrorail
    6.00%, 9/1/19                                    1,975                2,212
    6.00%, 9/1/20                                    2,090                2,327

Fairfax County IDA
  Inova Health System
    VRDN (Currently 0.85%)                           1,300                1,300

Fairfax County Water Auth.
    5.80%, 1/1/16 (Escrowed to Maturity)             5,970                6,693
    6.00%, 4/1/15                                    1,140                1,295
    6.00%, 4/1/22                                    8,725                9,638

Frederick County IDA
  6.50%, 12/1/14 (Prerefunded 12/1/04!)
    (MBIA Insured)                                   1,500                1,631

Fredericksburg IDA
  Medicorp Health System
    5.00%, 8/15/07                                   1,730                1,860
    5.25%, 6/15/16 (AMBAC Insured)                   3,350                3,516
    5.25%, 6/15/27                                   1,000                  968

Giles County IDA, PCR
  Celanese Americas Corp.,
    6.625%, 12/1/22 (misc. symbol1)        $         1,485      $         1,505

Greater Richmond Convention Center,
    6.125%, 6/15/29                                  4,585                4,953

Halifax County IDA
  Halifax Regional Long-Term Care
    5.625%, 7/1/12                                   1,585                1,439
  Old Dominion Electric Cooperative
    5.625%, 6/1/28 (AMBAC Insured)
    (misc. symbol1)                                  2,955                3,063

Hampton IDA, Sentara Health System,
    5.375%, 11/1/15                                  5,300                5,465

Hanover County IDA
  Bon Secours Health System
    6.375%, 8/15/18 (MBIA Insured)                   1,000                1,185
    6.50%, 8/15/10 (MBIA Insured)                    1,300                1,526

Henrico County Economic Dev. Auth.
  Bon Secours Health System
    5.75%, 11/15/04
    (Prerefunded 11/15/04!)                          2,200                2,322
    5.60%, 11/15/30                                  4,650                4,700
  Public Fac.,
    6.125%, 11/1/19                                  2,000                2,269
  Virginia United Methodist Homes,
    6.70%, 6/1/27                                    2,000                1,968

Henrico County IDA
  Bon Secours Health System
    6.00%, 8/15/16 (MBIA Insured)                      865                  991
    6.25%, 8/15/20 (MBIA Insured)                    1,750                2,038
  Henrico Jail
    6.00%, 8/1/15 (Prerefunded 8/1/05!)              2,415                2,627
    7.00%, 8/1/13 (Prerefunded 8/1/05!)              1,485                1,673
  Virginia Memorial Hosp.
    6.00%, 1/1/27 (Prerefunded 1/1/07!)              3,250                3,668

Isle of Wight IDA, IDRB, Intl. Paper,
    6.55%, 4/1/24 (misc. symbol1)                    4,250                4,356

Lexington IDA,
    Stonewall Jackson Hosp., 7.00%, 7/1/30           2,250                2,236

Loudoun County
  Public Improvement
    5.75%, 12/1/18
    (Prerefunded 12/1/09!)                           1,685                1,959

Loudoun County, GO
    5.25%, 1/1/18                          $         2,525      $         2,660
    5.25%, 5/1/20                                      500                  522
    5.25%, 5/1/21                                    1,125                1,167

  Loudoun Hosp. Center
    5.00%, 10/1/13                                     935                1,015

  Public Improvement
    5.25%, 1/1/19                                    1,650                1,728
    5.25%, 1/1/20                                    2,650                2,750
    5.375%, 1/1/14                                   1,650                1,794

Loudoun County IDA
  Loudoun Hosp. Center
    6.10%, 6/1/32                                    1,250                1,256

  Howard Hughes Medical Institute
    VRDN (Currently 0.77%)                           1,185                1,185
    VRDN (Currently 0.90%)                           8,000                8,000

Louisa IDA, Virginia Electric & Power,
3.40%, 3/1/04 (misc. symbol1)                        4,000                4,048

Lynchburg, GO, Public Improvement,
    5.00%, 2/1/09                                    1,360                1,494

Manassas IDA, Prince William Hosp.,
    5.25%, 4/1/33                                    2,235                2,182

Newport News, GO
    5.00%, 11/1/20                                     460                  472
    5.00%, 7/1/21                                    2,910                2,964
    5.00%, 11/1/22                                   1,000                1,016
    5.50%, 7/1/12 (Prerefunded 7/1/05!)
    (MBIA Insured)                                   2,000                2,190

Norfolk, GO, 5.40%, 6/1/11                           1,110                1,153

Norfolk Airport Auth.
    5.375%, 7/1/16 (FGIC Insured)                    1,675                1,808
    5.375%, 7/1/16 (FGIC Insured) (misc. symbol)     1,650                1,708
    5.375%, 7/1/17 (FGIC Insured) (misc. symbol)     1,600                1,648

Orange County IDA, Public Fac.
    5.00%, 2/1/25 (AMBAC Insured)                    1,750                1,734

Peninsula Airport Commission, GO
  Newport News
    5.25%, 7/15/12 (misc. symbol1)                   1,200                1,276
    5.375%, 7/15/15 (misc. symbol1)                  1,080                1,135
    5.50%, 7/15/21 (misc. symbol1)                   1,385                1,426

Pocahontas Parkway Assoc., Zero Coupon, 8/15/18      1,550                  240

Portsmouth, GO, Public Improvement
    5.50%, 6/1/15 (FGIC Insured)           $         3,480      $         3,805

Powhatan County Economic Dev. Auth.
    5.25%, 7/15/25 (AMBAC Insured)                   1,525                1,562

Prince William County Park Auth.,
    5.875%, 10/15/19                                 4,135                4,354

Prince William County Service Auth.
    Water & Sewer, 5.00%, 7/1/21                     3,110                3,163

Richmond, GO
    5.50%, 1/15/16 (FSA Insured)                     5,000                5,445
  Public Improvement
    5.50%, 7/15/10 (FGIC Insured)                    3,265                3,674

Richmond Metropolitan Auth.,
    5.25%, 7/15/22 (FGIC Insured)                    8,475                8,977

Riverside Regional Jail Auth.
    5.00%, 7/1/23 (MBIA Insured)                     1,000                1,000
    5.875%, 7/1/14 (MBIA Insured)                    1,815                2,000
    5.875%, 7/1/14 (Prerefunded 7/1/05!)
    (MBIA Insured)                                   2,185                2,407

Roanoke, GO
  Public Improvement
    6.00%, 10/1/17                                     500                  565
    6.00%, 10/1/19                                   4,810                5,388

Roanoke IDA
  Carilion Health System
    VRDN (Currently 0.90%)                           4,060                4,060
    5.50%, 7/1/15 (MBIA Insured)                     1,415                1,534
    5.50%, 7/1/20 (MBIA Insured)                     2,000                2,107
    5.50%, 7/1/21 (MBIA Insured)                     1,670                1,751
    5.75%, 7/1/13 (MBIA Insured)                     2,375                2,647
    6.125%, 7/1/17 (MBIA Insured)                    4,205                4,837

Univ. of Virginia
    VRDN (Currently 0.90%)                           3,000                3,000
    5.00%, 6/1/23                                    1,340                1,354
    5.00%, 6/1/33                                    2,435                2,416
    5.25%, 6/1/13                                    3,880                4,190

Virginia, GO, 5.00%, 6/1/10                          3,585                3,934

Virginia Beach Dev. Auth.
  Sentara Health System
    6.00%, 2/15/10 (AMBAC Insured)         $         1,000      $         1,136
  Westminster Canterbury,
    7.25%, 11/1/32                                   1,500                1,576

Virginia Beach Water & Sewer,
    5.00%, 10/1/21                                   1,910                1,936

Virginia College Building Auth.
  Washington & Lee Univ.,
    5.75%, 1/1/34                                    5,000                5,624

Virginia Commonwealth Univ.,
    5.75%, 5/1/15                                    3,000                3,238

Virginia HDA
  Multi Family
    5.45%, 2/1/12 (misc. symbol1)                    1,150                1,182
    5.50%, 2/1/13 (misc. symbol1)                    1,175                1,201
    5.50%, 5/1/13 (misc. symbol1)                    1,000                1,027
    5.60%, 11/1/18                                   5,160                5,325
    5.60%, 3/1/25 (MBIA Insured)(misc. symbol1)      4,245                4,321
    5.75%, 4/1/15                                      980                1,007
    6.50%, 5/1/13 (misc. symbol1)                    2,000                2,054
  Single Family
    5.20%, 7/1/19 (MBIA Insured)                     1,000                1,011
    5.45%, 1/1/16                                    2,930                3,049

Virginia Polytechnic Institute & State Univ.
  5.40%, 6/1/11                                      1,000                1,100
  5.50%, 6/1/16                                      3,000                3,255
  5.50%, 6/1/20                                      1,600                1,696


Virginia Port Auth.
    5.00%, 7/1/19 (misc. symbol1)                    4,415                4,405
    5.50%, 7/1/07 (misc. symbol1)                    3,500                3,855
    5.50%, 7/1/11 (misc. symbol1)                    2,270                2,371

Virginia Public Building Auth.
    5.50%, 8/1/15                                    4,190                4,577
    6.25%, 8/1/15 (Prerefunded 8/1/04!)              1,550                1,640

Virginia Public School Auth., GO
    5.00%, 8/1/20                                    1,660                1,691
    6.50%, 8/1/16                                    2,890                3,197

Virginia Resources Auth.
    5.75%, 10/1/21 (misc. symbol1)                   1,335                1,392
  Clean Water
    5.625%, 10/1/22                                  1,450                1,572
    5.875%, 10/1/14                                  4,075                4,628

  Goochland County Water & Sewer
    Zero Coupon, 11/1/19                   $         1,925      $           838

Virginia Transportation Board
    5.125%, 5/15/16                                  3,500                3,685
    5.25%, 5/15/16                                   5,000                5,325
    5.25%, 5/15/19                                   2,000                2,096
    5.70%, 5/15/19                                   1,000                1,088
  Oak Grove Connection, 5.25%, 5/15/22               1,485                1,519

Washington County IDA, 6.25%, 7/1/06
(Prerefunded 7/1/05!)                                1,275                1,352

York County, Sewer, 5.875%, 6/1/24                   1,000                1,074

York County IDA, Virginia
Electric & Power, 5.50%, 7/1/09                      1,500                1,590

Total Virginia (Cost  $346,855)                                         360,122


DISTRICT OF COLUMBIA  3.6%

Metropolitan Washington D.C. Airports Auth.
    5.25%, 10/1/12 (MBIA Insured) (misc. symbol1)    5,220                5,401
    5.25%, 10/1/32 (FGIC Insured)                    1,565                1,579
    5.25%, 10/1/32 (FGIC Insured) (misc. symbol1)    3,000                2,987
    5.50%, 10/1/27 (MBIA Insured) (misc. symbol1)    4,230                4,301

Total District of Columbia (Cost  $14,324)                               14,268

PUERTO RICO  3.7%

Puerto Rico Electric Power Auth.
    5.00%, 7/1/06                                    1,000                1,076
    5.00%, 7/1/08                                    1,000                1,085
    5.125%, 7/1/29                                   2,000                1,979
    6.00%, 7/1/14                                    1,000                1,051

Puerto Rico Highway & Transportation Auth.
    5.50%, 7/1/15 (FSA Insured)                      2,000                2,254
    5.50%, 7/1/18                                    1,000                1,034
    6.00%, 7/1/31 (Prerefunded 7/1/10!)              1,000                1,171
    6.25%, 7/1/14                                    1,500                1,723
    6.50%, 7/1/27 (Prerefunded 7/1/10!)              2,470                2,967

Total Puerto Rico (Cost  $13,196)                                        14,340

T. Rowe Price Virginia Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)
                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

99.2% of Net Assets (Cost  $374,375)                            $       388,730

Futures Contracts
                                            Contract   Unrealized
                            Expiration      Value     Gain (Loss)
                           -----------      --------  -----------
                                               In thousands

Short, 125 ten year
U.S. Treasury contracts,
$210,000 par of 5.70%
Chesterfield County IDA,
Bon Secours Health
System bonds pledged
as initial margin             9/03       $  (13,941)         $44

Net payments (receipts)
of variation margin to date                                  (21)

Variation margin
receivable (payable)
on open futures
contracts                                                                    23

Other Assets Less Liabilities                                             3,036


NET ASSETS                                                      $       391,789
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $           170

Undistributed net realized gain (loss)                                    1,120

Net unrealized gain (loss)                                               14,399

Paid-in-capital applicable
to 34,018,372 no par value
shares of beneficial
interest outstanding;
unlimited number of shares
authorized                                                              376,100

NET ASSETS                                                      $       391,789
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         11.52
                                                                ---------------

(misc. symbol1)   Interest subject to alternative minimum tax

            ** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2003

             !    Used in determining portfolio maturity

         AMBAC    AMBAC Assurance Corp.

          FGIC    Financial Guaranty Insurance Company

           FSA    Financial Security Assurance Inc.

            GO    General Obligation

           HDA    Housing Development Authority

           IDA    Industrial Development Authority/Agency

          IDRB    Industrial Development Revenue Bond

          MBIA    MBIA Insurance Corp.

           PCR    Pollution Control Revenue

          VRDN    Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Virginia Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                       6 Months
                                                                          Ended
                                                                        8/31/03

Investment Income (Loss)
Interest income                                                 $         9,655
Expenses
  Investment management                                                     868
  Shareholder servicing                                                     113
  Custody and accounting                                                     65
  Prospectus and shareholder reports                                         10
  Legal and audit                                                             8
  Trustees                                                                    3
  Registration                                                                2
  Miscellaneous                                                               2
  Total expenses                                                          1,071
  Expenses paid indirectly                                                   (1)
  Net expenses                                                            1,070

Net investment income (loss)                                              8,585

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              1,483
  Futures                                                                  (285)
  Written options                                                            73
  Net realized gain (loss)                                                1,271

Change in net unrealized gain (loss)
  Securities                                                            (10,799)
  Futures                                                                   193
  Change in net unrealized gain (loss)                                  (10,606)

Net realized and unrealized gain (loss)                                  (9,335)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $          (750)
                                                                ---------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Virginia Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                  6 Months                Year
                                                     Ended               Ended
                                                   8/31/03             2/28/03

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $         8,585      $        17,001
  Net realized gain (loss)                           1,271                2,643
  Change in net unrealized gain (loss)             (10,606)               9,747
  Increase (decrease) in net assets
  from operations                                     (750)              29,391

Distributions to shareholders
  Net investment income                             (8,565)             (16,960)
  Net realized gain                                   (689)                --
  Decrease in net assets from distributions         (9,254)             (16,960)

Capital share transactions *
  Shares sold                                       35,699               78,606
  Distributions reinvested                           6,873               12,730
  Shares redeemed                                  (47,590)             (58,775)
  Increase (decrease) in net assets from capital
  share transactions                                (5,018)              32,561

Net Assets
Increase (decrease) during period                  (15,022)              44,992
Beginning of period                                406,811              361,819

End of period                              $       391,789      $       406,811
                                           ---------------      ---------------

*Share information
  Shares sold                                        3,017                6,826
  Distributions reinvested                             585                1,102
  Shares redeemed                                   (4,052)              (5,117)
  Increase (decrease) in shares outstanding           (450)               2,811



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Virginia Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T.Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on April 30, 1991. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $1,000 for the six months ended August 31, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2003, were as follows:

--------------------------------------------------------------------------------

                                                    Number of
                                                    Contracts          Premiums

Outstanding at beginning of period                          -   $             -
Written                                                   125            73,000
Expired                                                  (125)          (73,000)
Outstanding at end of period                                -   $             -
                                                         ----------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $54,765,000 and $75,547,000, respectively, for the six months ended August 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

At August 31, 2003, the cost of investments for federal income tax purposes was $374,221,000. Net unrealized gain aggregated $14,553,000 at period-end, of which $16,757,000 related to appreciated investments and $2,204,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $140,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $105,000 for the six months ended August 31, 2003, of which $19,000 was payable at period-end.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 17, 2003